UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.809540.106

ASNM-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.2%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,010
New York - 91.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,207
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	528
Series 2007 A2, 5% 8/1/11	750	769
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Pre-Refunded to 9/1/12 @ 100) (c)	2,625	2,845
5% 9/1/16 (Pre-Refunded to 9/1/12 @ 100) (c)	1,680	1,821
5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (c)	1,000	1,084
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,552
5.75% 5/1/20 (FSA Insured)	1,400	1,484
5.75% 5/1/21	1,755	1,854
5.75% 5/1/22	4,900	5,161
5.75% 5/1/23	1,000	1,050
Series 2004:
5.75% 5/1/17	5,950	6,706
5.75% 5/1/19 (FSA Insured)	5,000	5,544
5.75% 5/1/23 (FSA Insured)	9,620	10,471
5.75% 5/1/25 (FSA Insured)	2,000	2,165
5.75% 5/1/26	8,985	9,700
Series 2007 A, 5.75% 5/1/27	5,000	5,680
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,040
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,583
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,118
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,762
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,045
5% 2/1/14	1,035	1,132
Series 2009 B, 5.25% 2/1/39	1,200	1,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,174
5.25% 7/1/18	1,090	1,258
5.25% 7/1/19	1,100	1,271
5.75% 7/1/39	6,500	7,062
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,501
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,241
Series 2006 E, 5% 12/1/17	10,000	11,450
Series 2009 A:
5.75% 4/1/39	6,500	7,174
6.25% 4/1/33	1,655	1,919
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,606
5% 7/1/25	1,000	1,132
5% 7/1/26	1,150	1,293
5% 7/1/27	1,630	1,823
5% 7/1/28	1,015	1,133
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,221
5.75% 7/1/31	3,025	3,165
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,223
5.5% 7/1/23	5,000	5,323
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,251
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,544
5% 8/1/13	1,650	1,779
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,394
4% 10/1/16	3,325	3,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. Series 2009 H: - continued
4% 10/1/17	$ 2,305	$ 2,567
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	55
Series 2001 B, 5.875% 11/1/11	370	371
Series 2001 C, 5.625% 11/1/10	140	140
Series 2001 D, 5.625% 11/1/10	1,225	1,225
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,048
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,669
Series 2002 A, 5.75% 8/1/14	5,000	5,426
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (c)	1,350	1,430
Series 2003 A:
5.5% 8/1/14	3,205	3,593
5.5% 8/1/20	7,000	7,706
Series 2003 E, 5.25% 8/1/14	3,390	3,777
Series 2003 J:
5.5% 6/1/18 (Pre-Refunded to 6/1/13 @ 100) (c)	3,575	4,024
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	2,395	2,696
5.5% 6/1/20 (AMBAC Insured)	6,000	6,569
Series 2004 B, 5.25% 8/1/15	9,855	11,308
Series 2005 F, 5.25% 8/1/12	2,000	2,042
Series 2005 G:
5.25% 8/1/16	9,010	10,640
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,263
Series 2005 O, 5% 6/1/22	5,000	5,458
Series 2006 A, 5% 8/1/19	3,000	3,372
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,613
Series 2008 A1, 5.25% 8/15/27	15,000	16,613
Series 2008 D1, 5.125% 12/1/23	5,000	5,585
Series B:
5.75% 8/1/14	2,900	3,147
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (c)	100	109
5.75% 8/1/15	3,370	3,655
5.75% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (c)	130	142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I-1, 5% 4/1/17	$ 7,215	$ 8,292
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (c)	2,605	2,777
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (c)	3,000	3,198
5.5% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (c)	2,500	2,665
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (c)	1,250	1,333
Series 2008 A, 5.5% 2/15/21	5,000	5,631
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,078
Series 2002 A:
5% 6/15/32	5,000	5,089
5.125% 6/15/34	16,500	17,128
Series 2002 G:
5.125% 6/15/32	3,000	3,061
5.125% 6/15/32 (FGIC Insured)	4,750	4,847
Series 2003 A, 5.125% 6/15/34	4,200	4,360
Series 2003 E:
5% 6/15/34	2,000	2,105
5% 6/15/38	2,975	3,124
Series 2005 D:
5% 6/15/37	16,090	16,970
5% 6/15/38	20,050	21,146
5% 6/15/39	3,755	3,950
5% 6/15/39	2,800	2,946
Series 2006 C, 4.75% 6/15/33	3,000	3,104
Series 2007 DD:
4.75% 6/15/35	3,000	3,105
4.75% 6/15/36	3,000	3,100
Series 2008 AA, 5% 6/15/27	10,000	10,972
Series 2009 A, 5.75% 6/15/40	10,025	11,399
Series 2009 DD, 6% 6/15/40	1,115	1,282
Series 2009 EE, 5.25% 6/15/40	5,000	5,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 GG1:
5% 6/15/39	$ 5,000	$ 5,342
5.25% 6/15/32	5,000	5,513
Series FF 2, 5.5% 6/15/40	9,295	10,360
Series GG, 5.25% 6/15/40	10,000	10,888
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,110
Series 2008 S1, 5% 1/15/34	10,000	10,460
Series 2009 S1:
5.5% 7/15/31	5,000	5,591
5.5% 7/15/38	2,900	3,216
5.625% 7/15/38	2,900	3,250
Series 2009 S2, 6% 7/15/38	7,500	8,673
Series 2009 S3:
5.25% 1/15/26	1,000	1,111
5.25% 1/15/39	3,400	3,643
5.375% 1/15/34	13,435	14,568
Series 2009 S4:
5.5% 1/15/34	1,000	1,122
5.5% 1/15/39	6,700	7,466
5.75% 1/15/39	2,900	3,293
Series 2009 S5, 5.25% 1/15/39	10,180	10,944
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,023
Series 2002 A, 5.375% 11/15/21	1,100	1,189
Series 2003 D:
5% 2/1/31	20,025	21,034
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,330
Series 2004 B:
5% 8/1/32	5,000	5,303
5.25% 8/1/19	2,810	3,139
Series 2004 C:
5% 2/1/28	15,000	15,930
5% 2/1/33 (FGIC Insured)	7,350	7,582
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,351
Series D:
5.25% 2/1/19	7,050	7,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	$ 1,025	$ 1,134
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,185	4,552
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	815	902
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	214
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,924
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,280
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,116
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	38,000	38,465
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,698
Series 2006 D:
5% 3/15/20	3,500	3,971
5% 3/15/36	3,320	3,497
Series 2007 A, 5% 3/15/37	1,700	1,791
Series 2008 B:
5.25% 3/15/38	1,500	1,643
5.75% 3/15/36	10,500	12,061
Series 2006 C:
5% 12/15/22	4,305	4,806
5% 12/15/31	10,000	10,694
Series 2007 A, 5% 3/15/32	3,700	3,940
Series 2008 A, 5% 3/15/24	5,000	5,548
Series 2009 A:
5% 2/15/34	15,500	16,583
5.25% 2/15/23	7,940	9,203
Series A, 5% 2/15/39	20,355	21,615
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,162
5.75% 7/1/13 (AMBAC Insured)	2,390	2,570
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.) Series 1996:
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 3,016
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,252
5% 7/1/37	6,000	6,482
Series 2009 A:
5% 7/1/22	1,730	2,014
5% 7/1/23	1,315	1,519
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,448
5% 7/1/17	2,080	2,204
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,436
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,035	2,057
5.85% 8/1/40	9,500	9,604
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,242
5.5% 5/15/21 (AMBAC Insured)	10,000	11,730
5.5% 5/15/28	2,700	3,143
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	2,002
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,069
5% 7/1/14	2,510	2,720
5% 7/1/16	1,130	1,230
5% 7/1/20	2,000	2,103
Series 2007 A:
5% 7/1/11	1,365	1,396
5% 7/1/12	1,530	1,609
Series 2007 B, 5.25% 7/1/24	100	105
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,707
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	773
5.5% 7/1/19 (AMBAC Insured)	1,705	1,745
5.5% 7/1/20 (AMBAC Insured)	860	880
Series 2008 A, 5.25% 7/1/48	11,930	12,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2008 B, 5.25% 7/1/48	$ 8,000	$ 8,507
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,511
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,141
5% 5/1/21	1,315	1,394
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,672
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,245
6.125% 12/1/29	1,000	1,038
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,138
5% 7/1/21	1,500	1,683
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,236
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,721
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,576
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,815
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	541
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,734
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,772
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	10,071
Series B, 7.5% 5/15/11	1,035	1,071
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,162
5.5% 3/1/39	2,500	2,652
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,378
5% 7/1/39	19,005	19,551
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	$ 1,095	$ 1,174
6% 7/1/15	1,160	1,239
6% 7/1/16	1,230	1,307
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	685
5.375% 7/1/17 (AMBAC Insured)	370	378
Bonds Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,097
6%, tender 5/15/12 (a)	11,000	11,845
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,365
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,937
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,891
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,623
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,881
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,978
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,213
Series 2010 A:
5% 7/1/19	1,500	1,682
5% 7/1/21	7,000	7,680
5% 7/1/22	6,000	6,522
Series 2010, 5% 7/1/41	12,000	13,033
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	539
Series 2002 D, 5.125% 6/15/31	6,900	7,200
Series 2002 G, 5.25% 10/15/20	1,255	1,272
Series 2004 F, 5% 6/15/34	4,825	5,085
Series 2010 A, 5% 6/15/23	2,750	3,204
Series 2003 I, 5% 6/15/24	2,000	2,173
Series 2004 D, 5% 2/15/34	12,150	12,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series 2005 B, 5.5% 10/15/21	$ 3,985	$ 4,998
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,196
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,595
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,455
Series 2009 A:
5.5% 11/15/39	10,400	11,343
5.625% 11/15/39	6,000	6,595
Series B, 5% 11/15/34	19,560	20,802
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,460
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,926
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,386
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,377
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,365
Series 2007 B:
5% 11/15/26	8,185	8,724
5% 11/15/28	2,235	2,361
Series 2008 A, 5.25% 11/15/36	15,000	15,745
Series 2008 C, 6.5% 11/15/28	9,445	11,182
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,908
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,941
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,717
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,024
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 2,800	$ 2,949
5.25% 1/1/27	6,570	7,107
Series 2007 H:
5% 1/1/21	5,755	6,374
5% 1/1/25	13,000	14,062
5% 1/1/26	4,000	4,306
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	11,171
5.5% 4/1/20 (AMBAC Insured)	27,375	32,900
Series 2007 B, 5% 4/1/27	6,750	7,302
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,729
5.25% 3/15/25	8,000	9,035
5.25% 3/15/26	12,080	13,579
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,231
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,896
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,023
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,180
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	28,437
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,916
5% 1/1/24 (FSA Insured)	5,975	6,646
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	108
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,186
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	136
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,021
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,390
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	896
Series 2007 B, 5.25% 12/1/32	680	681
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,142
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,456
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,181
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,509
5.25% 6/1/22 (AMBAC Insured)	8,070	8,690
5.5% 6/1/14	3,330	3,341
5.5% 6/1/15	2,980	2,991
5.5% 6/1/16	17,500	17,565
5.5% 6/1/17	7,000	7,205
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,208
5.5% 6/1/19	4,600	5,063
Series 2003B 1C:
5.5% 6/1/14	4,495	4,510
5.5% 6/1/15	11,800	11,843
5.5% 6/1/16	10,040	10,338
5.5% 6/1/17	5,700	5,867
5.5% 6/1/18	3,800	4,063
5.5% 6/1/19	13,620	14,992
5.5% 6/1/20	16,000	17,544
5.5% 6/1/21	12,070	13,167
5.5% 6/1/22	9,700	10,544
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,651
Series 2007 A, 5% 11/15/27	6,410	7,026
Series 2008 A:
5% 11/15/37	17,500	18,465
5.25% 11/15/38	14,500	15,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
(MTA Bridges and Tunnels Proj.):
Series 2008 C, 5% 11/15/38	$ 16,905	$ 17,878
Series 2001 A:
5% 1/1/32	3,010	3,092
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,495
Series 2002 A, 5.25% 1/1/19	1,100	1,153
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,266
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,430
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,255
6% 6/1/41	5,000	5,381
		1,823,393
New York & New Jersey - 4.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,006
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,254
134th Series, 5% 1/15/39	10,000	10,413
136th Series, 5.25% 11/1/16 (b)	4,510	5,067
138th Series, 5% 12/1/13 (b)	4,500	4,972
141st Series:
5% 9/1/18 (b)	6,045	6,641
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,991
147th Series, 5% 10/15/17 (b)	5,000	5,626
163rd Series, 5% 7/15/35	25,000	27,118
85th Series, 5.375% 3/1/28	6,280	7,441
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,358
		84,887
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,060
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,150	$ 4,564
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,529
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,637
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,145
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	5,266
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	201
0% 8/1/47 (AMBAC Insured)	2,400	257
Series 2009 A, 6% 8/1/42	2,900	3,192
		27,029
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,385
5% 10/1/17	2,750	3,005
		7,390
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,857,640)	1,947,709
NET OTHER ASSETS (LIABILITIES) - 2.6%	51,380
NET ASSETS - 100%	$ 1,999,089
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,857,579,000. Net unrealized appreciation aggregated $90,130,000, of which $92,826,000 related to appreciated investment securities and $2,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

October 31, 2010

1.809090.106

NFY-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.2%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,010
New York - 91.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,207
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	528
Series 2007 A2, 5% 8/1/11	750	769
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Pre-Refunded to 9/1/12 @ 100) (c)	2,625	2,845
5% 9/1/16 (Pre-Refunded to 9/1/12 @ 100) (c)	1,680	1,821
5% 9/1/17 (Pre-Refunded to 9/1/12 @ 100) (c)	1,000	1,084
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,552
5.75% 5/1/20 (FSA Insured)	1,400	1,484
5.75% 5/1/21	1,755	1,854
5.75% 5/1/22	4,900	5,161
5.75% 5/1/23	1,000	1,050
Series 2004:
5.75% 5/1/17	5,950	6,706
5.75% 5/1/19 (FSA Insured)	5,000	5,544
5.75% 5/1/23 (FSA Insured)	9,620	10,471
5.75% 5/1/25 (FSA Insured)	2,000	2,165
5.75% 5/1/26	8,985	9,700
Series 2007 A, 5.75% 5/1/27	5,000	5,680
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,040
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,583
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,118
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,762
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,045
5% 2/1/14	1,035	1,132
Series 2009 B, 5.25% 2/1/39	1,200	1,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,174
5.25% 7/1/18	1,090	1,258
5.25% 7/1/19	1,100	1,271
5.75% 7/1/39	6,500	7,062
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,501
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,241
Series 2006 E, 5% 12/1/17	10,000	11,450
Series 2009 A:
5.75% 4/1/39	6,500	7,174
6.25% 4/1/33	1,655	1,919
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,606
5% 7/1/25	1,000	1,132
5% 7/1/26	1,150	1,293
5% 7/1/27	1,630	1,823
5% 7/1/28	1,015	1,133
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,221
5.75% 7/1/31	3,025	3,165
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,223
5.5% 7/1/23	5,000	5,323
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,251
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,041
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,544
5% 8/1/13	1,650	1,779
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,025
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,394
4% 10/1/16	3,325	3,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Gen. Oblig. Series 2009 H: - continued
4% 10/1/17	$ 2,305	$ 2,567
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	55
Series 2001 B, 5.875% 11/1/11	370	371
Series 2001 C, 5.625% 11/1/10	140	140
Series 2001 D, 5.625% 11/1/10	1,225	1,225
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,048
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,669
Series 2002 A, 5.75% 8/1/14	5,000	5,426
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (c)	1,350	1,430
Series 2003 A:
5.5% 8/1/14	3,205	3,593
5.5% 8/1/20	7,000	7,706
Series 2003 E, 5.25% 8/1/14	3,390	3,777
Series 2003 J:
5.5% 6/1/18 (Pre-Refunded to 6/1/13 @ 100) (c)	3,575	4,024
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	2,395	2,696
5.5% 6/1/20 (AMBAC Insured)	6,000	6,569
Series 2004 B, 5.25% 8/1/15	9,855	11,308
Series 2005 F, 5.25% 8/1/12	2,000	2,042
Series 2005 G:
5.25% 8/1/16	9,010	10,640
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,263
Series 2005 O, 5% 6/1/22	5,000	5,458
Series 2006 A, 5% 8/1/19	3,000	3,372
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,613
Series 2008 A1, 5.25% 8/15/27	15,000	16,613
Series 2008 D1, 5.125% 12/1/23	5,000	5,585
Series B:
5.75% 8/1/14	2,900	3,147
5.75% 8/1/14 (Pre-Refunded to 8/1/12 @ 100) (c)	100	109
5.75% 8/1/15	3,370	3,655
5.75% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (c)	130	142
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series I-1, 5% 4/1/17	$ 7,215	$ 8,292
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (Pre-Refunded to 2/15/12 @ 100) (c)	2,605	2,777
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (c)	3,000	3,198
5.5% 2/15/18 (Pre-Refunded to 2/15/12 @ 100) (c)	2,500	2,665
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (c)	1,250	1,333
Series 2008 A, 5.5% 2/15/21	5,000	5,631
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,325
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,078
Series 2002 A:
5% 6/15/32	5,000	5,089
5.125% 6/15/34	16,500	17,128
Series 2002 G:
5.125% 6/15/32	3,000	3,061
5.125% 6/15/32 (FGIC Insured)	4,750	4,847
Series 2003 A, 5.125% 6/15/34	4,200	4,360
Series 2003 E:
5% 6/15/34	2,000	2,105
5% 6/15/38	2,975	3,124
Series 2005 D:
5% 6/15/37	16,090	16,970
5% 6/15/38	20,050	21,146
5% 6/15/39	3,755	3,950
5% 6/15/39	2,800	2,946
Series 2006 C, 4.75% 6/15/33	3,000	3,104
Series 2007 DD:
4.75% 6/15/35	3,000	3,105
4.75% 6/15/36	3,000	3,100
Series 2008 AA, 5% 6/15/27	10,000	10,972
Series 2009 A, 5.75% 6/15/40	10,025	11,399
Series 2009 DD, 6% 6/15/40	1,115	1,282
Series 2009 EE, 5.25% 6/15/40	5,000	5,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 GG1:
5% 6/15/39	$ 5,000	$ 5,342
5.25% 6/15/32	5,000	5,513
Series FF 2, 5.5% 6/15/40	9,295	10,360
Series GG, 5.25% 6/15/40	10,000	10,888
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,110
Series 2008 S1, 5% 1/15/34	10,000	10,460
Series 2009 S1:
5.5% 7/15/31	5,000	5,591
5.5% 7/15/38	2,900	3,216
5.625% 7/15/38	2,900	3,250
Series 2009 S2, 6% 7/15/38	7,500	8,673
Series 2009 S3:
5.25% 1/15/26	1,000	1,111
5.25% 1/15/39	3,400	3,643
5.375% 1/15/34	13,435	14,568
Series 2009 S4:
5.5% 1/15/34	1,000	1,122
5.5% 1/15/39	6,700	7,466
5.75% 1/15/39	2,900	3,293
Series 2009 S5, 5.25% 1/15/39	10,180	10,944
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,023
Series 2002 A, 5.375% 11/15/21	1,100	1,189
Series 2003 D:
5% 2/1/31	20,025	21,034
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,330
Series 2004 B:
5% 8/1/32	5,000	5,303
5.25% 8/1/19	2,810	3,139
Series 2004 C:
5% 2/1/28	15,000	15,930
5% 2/1/33 (FGIC Insured)	7,350	7,582
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,351
Series D:
5.25% 2/1/19	7,050	7,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	$ 1,025	$ 1,134
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,185	4,552
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	815	902
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	214
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,924
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,280
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,116
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	38,000	38,465
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,698
Series 2006 D:
5% 3/15/20	3,500	3,971
5% 3/15/36	3,320	3,497
Series 2007 A, 5% 3/15/37	1,700	1,791
Series 2008 B:
5.25% 3/15/38	1,500	1,643
5.75% 3/15/36	10,500	12,061
Series 2006 C:
5% 12/15/22	4,305	4,806
5% 12/15/31	10,000	10,694
Series 2007 A, 5% 3/15/32	3,700	3,940
Series 2008 A, 5% 3/15/24	5,000	5,548
Series 2009 A:
5% 2/15/34	15,500	16,583
5.25% 2/15/23	7,940	9,203
Series A, 5% 2/15/39	20,355	21,615
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	4,800	5,162
5.75% 7/1/13 (AMBAC Insured)	2,390	2,570
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.) Series 1996:
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500	$ 3,016
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,252
5% 7/1/37	6,000	6,482
Series 2009 A:
5% 7/1/22	1,730	2,014
5% 7/1/23	1,315	1,519
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,448
5% 7/1/17	2,080	2,204
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,436
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,035	2,057
5.85% 8/1/40	9,500	9,604
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,242
5.5% 5/15/21 (AMBAC Insured)	10,000	11,730
5.5% 5/15/28	2,700	3,143
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,820	2,002
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,069
5% 7/1/14	2,510	2,720
5% 7/1/16	1,130	1,230
5% 7/1/20	2,000	2,103
Series 2007 A:
5% 7/1/11	1,365	1,396
5% 7/1/12	1,530	1,609
Series 2007 B, 5.25% 7/1/24	100	105
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,707
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	773
5.5% 7/1/19 (AMBAC Insured)	1,705	1,745
5.5% 7/1/20 (AMBAC Insured)	860	880
Series 2008 A, 5.25% 7/1/48	11,930	12,686
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2008 B, 5.25% 7/1/48	$ 8,000	$ 8,507
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,511
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,141
5% 5/1/21	1,315	1,394
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,672
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,245
6.125% 12/1/29	1,000	1,038
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,138
5% 7/1/21	1,500	1,683
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,236
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,721
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,576
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,815
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	541
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,734
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,772
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	10,071
Series B, 7.5% 5/15/11	1,035	1,071
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,162
5.5% 3/1/39	2,500	2,652
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,378
5% 7/1/39	19,005	19,551
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,515
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	$ 1,095	$ 1,174
6% 7/1/15	1,160	1,239
6% 7/1/16	1,230	1,307
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	685
5.375% 7/1/17 (AMBAC Insured)	370	378
Bonds Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,097
6%, tender 5/15/12 (a)	11,000	11,845
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,365
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,937
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,891
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,623
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,881
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,978
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,213
Series 2010 A:
5% 7/1/19	1,500	1,682
5% 7/1/21	7,000	7,680
5% 7/1/22	6,000	6,522
Series 2010, 5% 7/1/41	12,000	13,033
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	539
Series 2002 D, 5.125% 6/15/31	6,900	7,200
Series 2002 G, 5.25% 10/15/20	1,255	1,272
Series 2004 F, 5% 6/15/34	4,825	5,085
Series 2010 A, 5% 6/15/23	2,750	3,204
Series 2003 I, 5% 6/15/24	2,000	2,173
Series 2004 D, 5% 2/15/34	12,150	12,834
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.: - continued
Series 2005 B, 5.5% 10/15/21	$ 3,985	$ 4,998
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,196
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,595
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,455
Series 2009 A:
5.5% 11/15/39	10,400	11,343
5.625% 11/15/39	6,000	6,595
Series B, 5% 11/15/34	19,560	20,802
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,460
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,926
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,386
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,377
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,365
Series 2007 B:
5% 11/15/26	8,185	8,724
5% 11/15/28	2,235	2,361
Series 2008 A, 5.25% 11/15/36	15,000	15,745
Series 2008 C, 6.5% 11/15/28	9,445	11,182
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,908
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,941
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,717
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	11,024
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	$ 2,800	$ 2,949
5.25% 1/1/27	6,570	7,107
Series 2007 H:
5% 1/1/21	5,755	6,374
5% 1/1/25	13,000	14,062
5% 1/1/26	4,000	4,306
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	11,171
5.5% 4/1/20 (AMBAC Insured)	27,375	32,900
Series 2007 B, 5% 4/1/27	6,750	7,302
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,729
5.25% 3/15/25	8,000	9,035
5.25% 3/15/26	12,080	13,579
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,231
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,896
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,023
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,180
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	28,437
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,916
5% 1/1/24 (FSA Insured)	5,975	6,646
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	108
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	119
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,186
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	136
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	$ 1,000	$ 1,021
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,390
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	896
Series 2007 B, 5.25% 12/1/32	680	681
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,142
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,456
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,181
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,509
5.25% 6/1/22 (AMBAC Insured)	8,070	8,690
5.5% 6/1/14	3,330	3,341
5.5% 6/1/15	2,980	2,991
5.5% 6/1/16	17,500	17,565
5.5% 6/1/17	7,000	7,205
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,208
5.5% 6/1/19	4,600	5,063
Series 2003B 1C:
5.5% 6/1/14	4,495	4,510
5.5% 6/1/15	11,800	11,843
5.5% 6/1/16	10,040	10,338
5.5% 6/1/17	5,700	5,867
5.5% 6/1/18	3,800	4,063
5.5% 6/1/19	13,620	14,992
5.5% 6/1/20	16,000	17,544
5.5% 6/1/21	12,070	13,167
5.5% 6/1/22	9,700	10,544
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,651
Series 2007 A, 5% 11/15/27	6,410	7,026
Series 2008 A:
5% 11/15/37	17,500	18,465
5.25% 11/15/38	14,500	15,669
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
(MTA Bridges and Tunnels Proj.):
Series 2008 C, 5% 11/15/38	$ 16,905	$ 17,878
Series 2001 A:
5% 1/1/32	3,010	3,092
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,495
Series 2002 A, 5.25% 1/1/19	1,100	1,153
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,266
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,430
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,255
6% 6/1/41	5,000	5,381
		1,823,393
New York & New Jersey - 4.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,006
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,254
134th Series, 5% 1/15/39	10,000	10,413
136th Series, 5.25% 11/1/16 (b)	4,510	5,067
138th Series, 5% 12/1/13 (b)	4,500	4,972
141st Series:
5% 9/1/18 (b)	6,045	6,641
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,991
147th Series, 5% 10/15/17 (b)	5,000	5,626
163rd Series, 5% 7/15/35	25,000	27,118
85th Series, 5.375% 3/1/28	6,280	7,441
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,358
		84,887
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,060
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,058
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,150	$ 4,564
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,529
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,637
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,145
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	5,266
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	201
0% 8/1/47 (AMBAC Insured)	2,400	257
Series 2009 A, 6% 8/1/42	2,900	3,192
		27,029
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,385
5% 10/1/17	2,750	3,005
		7,390
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $1,857,640)	1,947,709
NET OTHER ASSETS (LIABILITIES) - 2.6%	51,380
NET ASSETS - 100%	$ 1,999,089
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,857,579,000. Net unrealized appreciation aggregated $90,130,000, of which $92,826,000 related to appreciated investment securities and $2,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010